TAXATION - Earnings Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax [Line Items]
Income before income taxes	¥ 566,371,892	$ 86,800,290	¥ 1,251,186,211	¥ 407,375,203
Cayman Islands [Member]
Income Tax [Line Items]
Income before income taxes	(784,811,121)		(22,036,601)	57,199,049
China
Income Tax [Line Items]
Income before income taxes	444,368,215		498,042,536	532,128,623
Other Countries [Member]
Income Tax [Line Items]
Income before income taxes	¥ 906,814,798		¥ 775,180,276	¥ (181,952,469)